SCHEDULE OF REVENUE AND SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 2,962,356	$ 8,148,128
Reportable segment results	(1,738,171)	(500,246)
Reportable segment assets	8,511,048		$ 14,378,372
Reportable segment liabilities	(6,679,453)		(10,607,521)
Direct purchase ODM [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,962,356	8,148,128
Interest income	123	2,817
Interest expenses	146,693	275,375
Depreciation/amortization	91,353	43,886
Reportable segment results	(1,548,675)	(454,821)
Reportable segment assets	8,352,774		14,035,272
Reportable segment liabilities	(5,184,995)		(9,290,872)
Direct purchase ODM [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,254,727	4,330,490
Direct purchase ODM [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	404,717	3,153,667
Direct purchase ODM [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	213,999	663,971
Direct purchase ODM [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	88,913
Unallocated [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Interest income		5
Interest expenses	2,121	1,018
Depreciation/amortization
Reportable segment results	(189,496)	(45,425)
Reportable segment assets	158,274		343,100
Reportable segment liabilities	(1,494,458)		(1,316,649)
Unallocated [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,962,356	8,148,128
Interest income	123	2,822
Interest expenses	148,814	276,393
Depreciation/amortization	91,353	43,886
Reportable segment results	(1,738,171)	(500,246)
Reportable segment assets	8,511,048		14,378,372
Reportable segment liabilities	(6,679,453)		$ (10,607,521)
Reportable segments [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,254,727	4,330,490
Reportable segments [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	404,717	3,153,667
Reportable segments [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	213,999	$ 663,971
Reportable segments [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 88,913